Inventories, net	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Inventories, net

Note 4 – Inventories, net

Inventories consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)	(Audited)
Bunkering marine oil	$7,627,129	$9,667,559

There was no inventory write-downs for the six months ended June 30, 2025, and the years ended December 31, 2024 and 2023.

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023